Pay vs Performance Disclosure Pure in Millions	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

As required by pay versus performance rules adopted by the SEC (“PVP Rules”), the below Pay Versus Performance table (“PVP Table”) provides information about 2023 compensation for this Proxy Statement’s NEOs, as well as NEOs from our 2022, 2021 and 2020 Proxy Statements (each of 2020, 2021, 2022, and 2023, a “Covered Year”). The PVP Table also provides information about the results for certain financial performance measures during those same Covered Years. In reviewing this information, there are a few important things to consider:

●	The information in columns (b) and (d) comes directly from this and prior years’ Summary Compensation Tables, without adjustment;

●

As required by the PVP Rules, we describe the information in columns (c) and (e) as “compensation actually paid” (or “CAP”) to the applicable NEOs, but these CAP amounts do not entirely reflect compensation that our NEOs actually earned for their service in the Covered Years. Instead, CAP reflects a calculation involving a combination of realized pay (primarily for cash amounts) and realizable or accrued pay (primarily for pension benefits and equity awards); and

●

As required by the PVP Rules, we provide information about our total shareholder return (“TSR”) results, PVP Peer Group (as defined below) TSR results and U.S. GAAP net income results (the “External Measures”) during the Covered Years in the PVP Table, but we did not actually base any compensation decisions for the NEOs on, or link any NEO pay to, these particular External Measures because the External Measures were not metrics used in our incentive plans during the Covered Years.

Due to the use of the Broadcast Cash Flow (as defined below) performance measure in our annual incentive plan and our long-term incentive plan, the Company has determined that, pursuant to the PVP Rules, Broadcast Cash Flow should be designated as the “Company-Selected Measure” because we believe it is the most important financial measure that we used to link 2023 NEO compensation actually paid to our performance.

PAY VERSUS PERFORMANCE(1)
					Value of Initial Fixed $100 Investment Based On:
Year (a)	Summary Compensation Table (“SCT”) Total for PEO (b)(1) ($)	Compensation Actually Paid to PEO (c)(2) ($)	Average Summary Compensation Table Total for Non-PEO NEOs (d)(1) ($)	Average Compensation Actually Paid to Non- PEO NEOs (e)(2) ($)	Total Share- holder Return (common stock)(f)(3) ($)	Total Share- holder Return (Class A common stock) (f)(3) ($)	Peer Group Total Share- holder Return (g)(3) ($)	Net (Loss) Income (in millions) (h)(4) ($)	Broadcast Cash Flow (in millions) (i)(5) ($)
2023	10,630,526	8,114,402	4,023,424	3,051,022	45	46	88	(76)	912
2022	7,922,375	3,220,846	3,916,637	1,760,666	54	57	90	455	1,440
2021	11,515,178	12,918,893	7,196,056	7,431,919	95	94	108	90	813
2020	6,508,173	4,268,948	3,202,197	2,466,542	83	84	88	410	999

(1)

Mr. Howell was our principal executive officer (“PEO”) for the full year for each of 2023, 2022, 2021 and 2020. For 2023, our non-PEO NEOs were Messrs. LaPlatney, Ryan and Latek and Ms. Breland. For the full year for each of 2022, 2021 and 2020, our non-PEO NEOs were Messrs. LaPlatney, Ryan, Latek and Robert L. Smith.

PEO Total Compensation Amount	$ 10,630,526	$ 7,922,375	$ 11,515,178	$ 6,508,173
PEO Actually Paid Compensation Amount	$ 8,114,402	3,220,846	12,918,893	4,268,948
Adjustment To PEO Compensation, Footnote
(2)

For each of 2023, 2021, 2021 and 2020 (each, a “Covered Year”), in determining both the compensation “actually paid” to our PEO and the average compensation “actually paid” to our non-PEO NEOs for purposes of this PVP Table, we deducted from or added back to the total amounts of compensation reported in column (b) or column (d) (as applicable) for such Covered Year certain amounts as required by SEC rules, including the following amounts with respect to 2023:

Item and Value Added (Deducted)	2023
For Mr. Howell:
- change in actuarial present value of pension benefits	—
+ service cost of pension benefits	—
+ prior service cost of pension benefits	—
- SCT “Stock Awards” column value	$(5,832,007)
- SCT “Option Awards” column value	—
+ year-end fair value of outstanding equity awards granted in Covered Year that were outstanding as of Covered Year-end	$7,773,630
+/- change in fair value (from prior year-end to Covered Year-end) of outstanding equity awards granted in prior years that were outstanding as of Covered Year-end	$(3,258,008)
+ vesting date fair value of equity awards granted and vested in Covered Year	—
+/- change in fair value (from prior year-end to vesting date) of prior-year equity awards vested in Covered Year	$(1,525,397)
- prior year-end fair value of prior year equity awards forfeited in Covered Year	—
+ includable dividends/earnings on equity awards during Covered Year	$325,658
For Non-PEO NEOs (Average):
- change in actuarial present value of pension benefits	—
+ service cost of pension benefits	—
+ prior service cost of pension benefits	—
- SCT “Stock Awards” column value	$(1,753,528)
- SCT “Option Awards” column value	—
+ year-end fair value of outstanding equity awards granted in Covered Year that were outstanding as of Covered Year-end	$2,327,858
+/- change in fair value (from prior year-end to Covered Year-end) of outstanding equity awards granted in prior years that were outstanding as of Covered Year-end	$(1,059,007)
+ vesting date fair value of equity awards granted and vested in Covered Year	—
+/- change in fair value (from prior year-end to vesting date) of prior-year equity awards vested in Covered Year	$(579,818)
- prior year-end fair value of prior year equity awards forfeited in Covered Year	—
+ includable dividends/earnings on equity awards during Covered Year	$92,092

(3)

For each Covered Year, our TSR and the PVP Peer Group TSR was calculated based on the cumulative total shareholder return on the applicable stock, based on a deemed fixed investment of $100 at market close on December 31, 2019. For purposes of this pay versus performance disclosure, our PVP peer group is the New York Stock Exchange Television Broadcasting Stations Index (the “PVP Peer Group”). Because Covered Years are presented in the table in reverse chronical order (from top to bottom), the table should be read from bottom to top for purposes of understanding cumulative returns over time.

(4)	Net (loss) income is calculated in accordance with GAAP.

(5)

For purposes of this table, “Broadcast Cash Flow” is broadcast cash flow (net of completed acquisitions and political advertising revenue during the year), which is calculated as net income adjusted for loss on early extinguishment of debt, non-cash corporate and administrative expenses, non-cash stock-based compensation, depreciation and amortization (including amortization of intangible assets and program broadcast rights), any loss on disposal of assets, any miscellaneous expense, interest expense, any income tax expense and non-cash 401(k) expense, less any gain on disposal of assets, any miscellaneous income and payments for program broadcast rights.

Non-PEO NEO Average Total Compensation Amount	$ 4,023,424	3,916,637	7,196,056	3,202,197
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,051,022	1,760,666	7,431,919	2,466,542
Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table

Tabular List

The following table lists the three financial performance measures that we believe represent the most important financial performance measures we used to link compensation actually paid to our NEOs for fiscal 2023 to our performance:

Broadcast Cash Flow (Net of Completed Transactions and Political Revenue)
Revenues (Net of Political + Acquired Stations)
Revenues (Political + Acquired Stations)

Total Shareholder Return Amount	$ 45	54	95	83
Peer Group Total Shareholder Return Amount	88	90	108	88
Net Income (Loss)	$ (76,000,000)	$ 455,000,000	$ 90,000,000	$ 410,000,000
Company Selected Measure Amount	912	1,440	813	999
Measure:: 1
Pay vs Performance Disclosure
Name	Broadcast Cash Flow (Net of Completed Transactions and Political Revenue)
Measure:: 2
Pay vs Performance Disclosure
Name	Revenues (Net of Political + Acquired Stations)
Measure:: 3
Pay vs Performance Disclosure
Name	Revenues (Political + Acquired Stations)
PEO Change In Actuarial Present Value Of Pension Benefits [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0
PEO Service Cost Of Pension Benefits [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO Prior Service Cost Of Pension Benefits [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO SCT "Stock Awards" Column Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,832,007)
PEO SCT "Option Awards" Column Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO Year-End Fair Value Of Outstanding Equity Awards Granted In Covered Year That Were Outstanding As Of Covered Year-End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,773,630
PEO Change In Fair Value (From Prior Year-End To Covered Year-End) Of Outstanding Equity Awards Granted In Prior Years That Were Outstanding As OF Covered Year-End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,258,008)
PEO Vesting Date Fair Value Of Equity Awards Granted And Vested in Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO Change In Fair Value (From Prior Year-End To Vesting Date) Of Prior-Year Equity Awards Vested In Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,525,397)
PEO Prior Year-End Fair Value Of Prior Year Equity Awards Forfeited In Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO Includable Dividends/Earnings On Equity Awards During Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	325,658
NEO Change In Actuarial Present Value Of Pension Benefit [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
NEO Service Cost Of Pension Benefits [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
NEO Prior Service Cost Of Pension Benefits [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
NEO SCT "Stock Awards" Column Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,753,528)
NEO SCT "Option Awards" Column Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
NEO Year-End Fair Value Of Outstanding Equity Awards Granted In Covered Year That Were Outstanding As Of Covered Year-End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,327,858
NEO Change In Fair Value (From Prior Year-End To Covered Year-End) Of Outstanding Awards Granted In Prior Years That Were Outstanding As Of Covered Year-End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,059,007)
NEO Vesting Date Fair Value Of Equity Awards Granted And Vested In Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
NEO Change In Fair Value (From Prior Year-End To Vesting Date) Of Prior-Year Awards Vested In Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(579,818)
NEO Prior Year-End Fair Value Of Prior Year Equity Awards Forfeited In Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
NEO Includable Dividends/Earnings On Equity Awards During Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	92,092
Total Share-Holder Return (Class A Common Stock) [Member]
Pay vs Performance Disclosure
Total Shareholder Return Amount	$ 46	$ 57	$ 94	$ 84